Earnings Per Share(Table)	12 Months Ended
Dec. 31, 2019
Earnings Per Share Abstract [Abstract]
Schedule Of Weighted Average Number Of Shares Table Text Block [Text Block]

Weighted average number of ordinary shares outstanding:

	2017		2018		2019[1]
	(in number of shares)
	Number of shares	Accumulated amount	Number of shares	Accumulated amount	Number of shares	Accumulated amount
Number of issued ordinary shares	418,111,537	152,610,711,005	418,111,537	152,610,711,005	415,807,920	152,564,638,665
Number of treasury shares	(19,147,923)	(7,076,099,790)	(22,560,240)	(7,888,226,378)	(26,173,585)	(9,801,574,522)

Number of ordinary shares outstanding	398,963,614	145,534,611,215	395,551,297	144,722,484,627	389,634,335	142,763,064,143
Number of days		365		365		365
Weighted average number of ordinary shares outstanding		398,724,962		396,499,958		391,131,683

[1]	Initial date of treasury stock that was deducted by the retirement is December 12, 2019.

Schedule Of Earnings Per Share Basic By Common Class Text Block [Text Block]

Basic earnings per share:

	2017		2018		2019
	(in Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,311,827,412,557
Deduction: Dividends on hybrid securities		—		—		6,512,500,000
Profit attributable to the ordinary equity holders of the Parent Company (A)	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,305,314,912,557
Weighted average number of ordinary shares outstanding (B)		398,724,962		396,499,958		391,131,683
Basic earnings per share (C = A / B)	￦	8,305	￦	7,721	￦	8,451

Schedule Of Adjusted Profit For Diluted Earnings Per Share Table Text Block [Text Block]

Adjusted profit for diluted earnings per share for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In Korean won)
Profit attributable to the ordinary equity holders of the Parent Company	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,305,314,912,557
Adjustment		—		—		—

Adjusted profit for diluted earnings per share	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,305,314,912,557

Schedule Of Adjusted Weighted Average Number Of Shares For Diluted Earnings Per Share Table Text Block [Text Block]

Adjusted weighted average number of ordinary shares outstanding to calculate diluted earnings per share for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017	2018	2019
	(in number of shares)
Weighted average number of ordinary shares outstanding	398,724,962	396,499,958	391,131,683
Adjustment:
Stock Grants	2,319,533	2,307,630	2,890,513
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	401,044,495	398,807,588	394,022,196

Schedule Of Earnings Per Share Diluted By Common Class Text Block [Text Block]

Diluted earnings per share for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(in Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,305,314,912,557
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		401,044,495		398,807,588		394,022,196
Diluted earnings per share	￦	8,257	￦	7,676	￦	8,389